SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Change in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ 700
Ending balance	$ 1,000		$ 700
Waldencast plc
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,061
Provision for bad debts	(67)
Write-off of uncollectible accounts	0
Ending balance	994	1,061
Obagi Cosmeceuticals
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 1,061	671	368
Provision for bad debts		390	303
Write-off of uncollectible accounts		0	0
Ending balance		$ 1,061	$ 671